SHAREHOLDERS' DEFICIT) (Table)	3 Months Ended
Mar. 31, 2018
Equity [Abstract]
Summary of stock option activities

Stock option activities for the three months ended March 31, 2018 are summarized as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding December 31, 2017	14,894,213	0.32	7.63	$7,948,708
Exercised	(100,000)	0.03
Balance Outstanding March 31, 2018	14,794,213	$0.32	7.39	$7,873,188

Exercisable, March 31, 2018	11,298,369	$0.31	6.87	$6,138,895

Summary of warrant activities

Warrant activities for the three months ended March 31, 2018 are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding December 31, 2017	-	-	-	$-
Granted	293,123	0.87
Balance Outstanding March 31, 2018	293,123	$0.87	4.92	$551,071

Exercisable, March 31, 2018	293,123	$0.87	4.92	$551,071